GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.63%
	Exchange Traded Funds - 69.87%
249,669	Invesco Fundamental High Yield Corporate Bond ETF (a)	$4,808,625
102,620	iShares 0-5 Year High Yield Corporate Bond ETF (a)	4,764,647
193,542	iShares iBoxx High Yield Corporate Bond ETF (a)	17,020,083
210,100	SPDR Bloomberg Barclays High Yield Bond ETF (a)	23,014,353
176,490	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,754,641
261,753	Xtrackers USD High Yield Corporate Bond ETF	13,184,499
		67,546,848
	Mutual Funds - 28.76%
3,011,803	BlackRock High Yield Portfolio - Institutional Shares	23,401,711
737,191	Vanguard High-Yield Corporate Fund	4,393,657
		27,795,368
	Total Investment Companies (Cost $94,673,548)	95,342,216

	SHORT TERM INVESTMENTS - 0.66%
	Money Market Funds - 0.66%
636,941	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)	636,941
	Total Short Term Investments (Cost $636,941)	636,941

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 28.93%
27,960,998	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	27,960,998
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $27,960,998)	27,960,998

	Total Investments (Cost $123,271,487) - 128.22%	123,940,155
	Liabilities in Excess of Other Assets - (28.22)%	(27,281,568)
	TOTAL NET ASSETS - 100.00%	$96,658,587

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.